SENTINEL GROUP FUNDS, INC.

                              April 2, 1998


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

               Re:  Sentinel Group Funds, Inc.
                    Post-Effective Amendment No. 82 to the
                    Registration Statement on Form N-1A
                    (File Nos. 2-10685 and 811-214)
                    --------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Sentinel Group Funds, Inc. (the "Fund") hereby certifies that:

     (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 82 to the Fund's Registration Statement on Form N-1A; and

     (2)  the  text  of  Post-Effective  Amendment  No.  82  to  the   Fund's
          Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 27, 1998.


                         Very truly yours,

                         SENTINEL GROUP FUNDS, INC.


                         By:  /s/ D. Russell Morgan
                              Secretary